Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 6	$ 5
Impairment of investments	1	0
Impairment of other receivables	0	1
Royalties Received	(16)	(8)
Loss on disposal of land, equipment and assets in South Africa, mineral rights and exploration properties	2	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(27)	(2)
Tax Expense (Benefit) On Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	4	0
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(2)
AGA - Polymetal Strategic Alliance [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (20)	$ 0